Impact of Adoption of IFRS 16 (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Balance Sheet

The Group recognised right-of-use assets on the balance sheet representing the right to use of the underlying assets from the lease contracts. Current and non-current lease liabilities were also recognised for the present value of the lease payments due under the lease contracts. Deferred tax adjustments are due to temporary timing differences arising from the recognition of right-of-use assets and lease liabilities. Shareholder’s equity has been restated to reflect the cumulative impact of IFRS 16 on retained earnings and currency translation adjustment as a result of IFRS 16 restatement of foreign subsidiaries.

	As at 31 December 2018			As at 30 June 2018
€ million	As previously reported	Restatement	Restated	As previously reported	Restatement	Restated
Balance sheet
Property, plant and equipment	10,347	1,741	12,088	10,050	1,861	11,911
Deferred tax assets	1,117	35	1,152	1,000	34	1,034
Other non-current assets	648	(118)	530	619	(117)	502
Trade and other current receivables	6,485	(3)	6,482	6,821	(3)	6,818
Total assets	59,456	1,655	61,111	63,182	1,775	64,957
Current financial liabilities	3,235	378	3,613	10,670	410	11,080
Non-current financial liabilities	21,650	1,475	23,125	18,951	1,568	20,519
Deferred tax liability	1,923	(23)	1,900	1,966	(24)	1,942
Total liabilities	47,164	1,830	48,994	50,881	1,954	52,835
Other reserves	(15,286)	68	(15,218)	(16,768)	58	(16,710)
Retained profit	26,265	(243)	26,022	27,737	(237)	27,500
Total equity	12,292	(175)	12,117	12,301	(179)	12,122
Total liabilities and equity	59,456	1,655	61,111	63,182	1,775	64,957

Schedule of Income Statement and Statement of Comprehensive Income

Operating profit has been restated to remove operating lease payments previously recognised and to recognise depreciation expense on the right-of-use assets that are now recognised on the balance sheet. Interest expense on lease liabilities has been recognised within finance costs. Adjustments to taxation are due to the change in profit before taxation. Currency translation gains/losses have also been restated to reflect the foreign exchange impact of IFRS 16 on subsidiaries that do not have a euro functional currency.

€ million	First Half 2018
	As previously reported	Adjustments for IFRS 16	Restated
Income statement
Operating profit	4,474	55	4,529
Finance costs	(272)	(65)	(337)
Profit before taxation	4,339	(10)	4,329
Taxation	(1,102)	2	(1,100)
Net profit	3,237	(8)	3,229
Attributable to: Shareholder’s equity	3,039	(8)	3,031
Statement of comprehensive income
Net profit	3,237	(8)	3,229
Currency retranslation gains/(losses)	(767)	12	(755)
Total comprehensive income	2,644	4	2,648
Attributable to: Shareholder’s equity	2,459	4	2,463

Schedule of Cash Flow Statement

There is no impact on overall cash flows on the Group from the adoption of IFRS 16. However, cash outflows for lease payments have been reclassified from cash flows from operating activities to cash flows used in financing activities.

€ million	First Half 2018
	As previously reported	Adjustments for IFRS 16	Restated
Cash flow statement
Net profit	3,237	(8)	3,229
Taxation	1,102	(2)	1,100
Net finance costs	223	65	288
Operating profit	4,474	55	4,529
Depreciation, amortisation and impairment	983	245	1,228
Elimination of (profits)/losses on disposals	32	(16)	16
Net cash flow from operating activities	2,406	284	2,690
Interest paid	(191)	(48)	(239)
Change in financial liabilities	4,486	(236)	4,250
Net cash flow (used in)/from financing activities	(395)	(284)	(679)

Schedule Impact on Earnings Per Share

Basic and diluted earnings per share have been restated to reflect the restated net profit attributable to shareholders’ equity as per the income statement.

	First Half 2018
	As previously reported	Restated
Combined EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,039	3,031
Average number of combined share units (millions of units)	2,727.3	2,727.3
Combined EPS – basic (€)	1.11	1.11
Combined EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,039	3,031
Adjusted average number of combined share units (millions of units)	2,737.3	2,737.3
Combined EPS – diluted (€)	1.11	1.11

Schedule of Segment Information

Segment information for the Group’s divisions and geographical areas has been restated. Operating profit, underlying operating profit, operating margin and underlying operating margin have been restated to reflect the impact of IFRS 16 adoption on the income statement for the six months to 30 June 2018 as follows:

First Half 2018	Beauty & Personal Care	Home Care	Foods & Refreshment	Total
Operating profit (€ million)
2018 as previously reported	2,037	638	1,799	4,474
Adjustments for IFRS 16	19	13	23	55
2018 after restatement	2,056	651	1,822	4,529
Underlying operating profit (€ million)
2018 as previously reported	2,201	633	2,078	4,912
Adjustments for IFRS 16	19	13	23	55
2018 after restatement	2,220	646	2,101	4,967
Operating margin (%)
2018 as previously reported	20.2	12.6	16.0	17.0
2018 after restatement	20.4	12.9	16.2	17.2
Underlying operating margin (%)
2018 as previously reported	21.8	12.5	18.5	18.6
2018 after restatement	22.0	12.8	18.7	18.8

First Half 2018	Asia / AMET / RUB	The Americas	Europe	Total
Operating profit (€ million)
2018 as previously reported	2,248	1,156	1,070	4,474
Adjustments for IFRS 16	27	17	11	55
2018 after restatement	2,275	1,173	1,081	4,529
Underlying operating profit (€ million)
2018 as previously reported	2,317	1,333	1,262	4,912
Adjustments for IFRS 16	27	17	11	55
2018 after restatement	2,344	1,350	1,273	4,967
Operating margin (%)
2018 as previously reported	19.2	14.3	16.4	17.0
2018 after restatement	19.4	14.5	16.5	17.2
Underlying operating margin (%)
2018 as previously reported	19.7	16.5	19.3	18.6
2018 after restatement	20.0	16.7	19.5	18.8